Parent Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net Income	$ 474	$ 474
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities		182,921	$ 105,636
Cash flows from investing activities
Net cash used in investing activities		(17,778)	(14,708)
Cash flows from financing activities
Proceeds from issuance of interests		327,366
Member distributions		(130,000)	(90,652)
Net cash used in financing activities		(111,028)	(106,046)
Net increase (decrease) in Cash and cash equivalents		51,114	(15,281)
Cash and cash equivalents, beginning of period		75,864	66,010	$ 66,010
Cash and cash equivalents, end of period	$ 126,978	126,978	50,729	75,864	$ 66,010
Virtu Financial, LLC and subsidiaries
Cash flows from operating activities
Net Income				190,057	182,203	$ 87,560
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities				272,699	259,361	160,446
Cash flows from investing activities
Net cash used in investing activities				(36,159)	(32,016)	(28,356)
Cash flows from financing activities
Member distributions				(140,652)	(433,400)	(134,408)
Net cash used in financing activities				(221,654)	(202,695)	(128,760)
Net increase (decrease) in Cash and cash equivalents				9,854	26,032	3,878
Cash and cash equivalents, beginning of period		75,864	66,010	66,010	39,978	36,100
Cash and cash equivalents, end of period				75,864	66,010	39,978
Non-cash financing activities
Repurchase of Class A-2 interests				6,000
Virtu Financial, LLC and subsidiaries | Virtu Financial, LLC
Cash flows from operating activities
Net Income				190,057	182,203	87,560
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and investment, net of dividends received				(24,469)	244,854	41,198
Changes in operating assets and liabilities				(14,056)	(6,529)	(2,926)
Net cash provided by operating activities				151,532	420,528	125,832
Cash flows from investing activities
Investment in subsidiaries, equity basis				15,953	13,441	8,726
Net cash used in investing activities				15,953	13,441	8,726
Cash flows from financing activities
Member distributions				(140,652)	(433,400)	(134,408)
Net cash used in financing activities				(141,568)	(433,973)	(134,760)
Net increase (decrease) in Cash and cash equivalents				25,917	(4)	(202)
Cash and cash equivalents, beginning of period		$ 25,939	$ 22	22	26	228
Cash and cash equivalents, end of period				25,939	22	26
Non-cash financing activities
Repurchase of Class A-2 interests				(6,000)
Virtu Financial, LLC and subsidiaries | Class A-2 | Virtu Financial, LLC
Cash flows from financing activities
Proceeds from issuance of interests				(3,048)
Repurchase of membership interests				3,048
Repurchase of Class A-2 interests				$ (916)	$ (573)	$ (352)